Ordinary Shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Ordinary Shares
20.	Ordinary Shares
Upon closing of the issuance of Series C Preferred Shares on December 2, 2019, the Company adopted a dual voting structure on its shares and the Company’s ordinary shares were divided into Class A and Class B ordinary shares, accordingly.
Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to five votes per share.
After a share split effective on March 30, 2020, the Company authorized 3,492,799,650 Class A and 750,000,000 Class B ordinary shares of par value US$0.00001.
The Company repurchased and cancelled 100,442,575 Class A ordinary shares with a par value of US$0.00001 per share which were currently held by Success Sharing Development Holding Limited on June 28, 2020. On the same day, 17,643,400 of Class A ordinary shares at par value of US$0.00001 per share was issued to Quack Holding Limited and 33,349,070 Class A Ordinary Shares at par value of US$0.00001 per share was issued to XPeng Fortune Holding Limited.
On August 6, 2020, 9,695,210 Class A Ordinary Shares at par value of US$0.00001 per share was issued to XPeng Fortune Holding Limited. On the same day, 14,850,560 of Class A ordinary shares at par value of US$0.00001 per share was issued to Quack Holding Limited for the vested of RSU.
On August 27, 2020, the Group consummated its IPO on the NYSE, where 229,386,666 ordinary shares were newly issued with the total net proceeds of RMB11,409,248 (US$1,655,678). Upon closing of the IPO, the Company’s ordinary shares were divided into Class A, Class B and Class C ordinary shares. Holders of Class A ordinary shares, Class B ordinary shares and Class C ordinary shares have the same rights, except for voting rights. Holders of Class A ordinary shares are entitled to one vote per share, holders of Class B ordinary shares are entitled to ten votes per share, while holders of Class C ordinary shares are entitled to five votes per share in all shareholders’ meetings.
Upon the completion of the IPO, the Company authorized 8,850,000,000 Class A ordinary shares, 750,000,000 Class B ordinary shares and 400,000,000 Class C ordinary shares of par value US$0.00001.
On December 14, 2020, the Group consummated its FO on the NYSE, where 110,400,000 Class A ordianry shares were newly issued with the total net proceeds of RMB15,980,227 (US$2,444,930).
As of December 31, 2020, 971,341,066 Class A ordinary shares had been issued, 928,296,786 Class A ordinary shares outstanding, 429,846,136 Class B ordinary shares and 178,618,464 Class C ordinary shares had been issued and outstanding.
The Group issued 29,843,750 and 3,404,646 Class A ordinary shares in February and March, 2021, respectively, out of which, 25,127,084 Class A ordinary shares are outstanding and 8,121,312 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Fortune Holding Limited transferred 18,662,380 and 6,572,260 Class A ordinary shares to employees for the vested RSUs in February and March, 2021, respectively.
As of March 31, 2021, 1,004,589,462 Class A ordinary shares had been issued, 978,658,510 Class A ordinary shares outstanding, 429,846,136 Class B ordinary shares and 178,618,464 Class C ordinary shares had been issued and outstanding.

20. Ordinary Shares
Upon closing of the issuance of Series C Preferred Shares on December 2, 2019, the Company adopted a dual voting structure on its shares and the Company’s ordinary shares were divided into Class A and Class B ordinary shares, accordingly.
Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to five votes per share.
After a share split effective on March 30, 2020, the Company authorized 3,492,799,650 Class A and 750,000,000 Class B ordinary shares of par value US$0.00001.
As of December 31, 2019, 131,955,575 Class A ordinary shares had been issued, 31,513,000 Class A ordinary shares outstanding and 331,234,375 Class B ordinary shares had been issued and outstanding.
The Company repurchased and cancelled 100,442,575 Class A ordinary shares with a par value of US$0.00001 per share which are currently held by Success Sharing Development Holding Limited on June 28, 2020. On the same day, 17,643,400 of Class A ordinary shares at par value of US$0.00001 per share was issued to Quack Holding Limited and 33,349,070 Class A Ordinary Shares at par value of US$0.00001 per share was issued to XPeng Fortune Holding Limited.
On August 6, 2020, 9,695,210 Class A Ordinary Shares at par value of US$0.00001 per share was issued to XPeng Fortune Holding Limited. On the same day, 14,850,560 of Class A ordinary shares at par value of US$0.00001 per share was issued to Quack Holding Limited for the vested of RSU.
On August 27, 2020, the Group consummated its IPO on the NYSE, where 229,386,666 ordinary shares were newly issued with the total net proceeds of RMB11,409,248 (US$1,655,678). Upon closing of the IPO, the Company’s ordinary shares were divided into Class A, Class B and Class C ordinary shares. Holders of Class A ordinary shares, Class B ordinary shares and Class C ordinary shares have the same rights, except for voting rights. Holders of Class A ordinary shares are entitled to one vote per share, holders of Class B ordinary shares are entitled to ten votes per share, while holders of Class C ordinary shares are entitled to five votes per share in all shareholders’ meetings.
Upon the completion of the IPO, the Company authorized 8,850,000,000 Class A ordinary shares, 750,000,000 Class B ordinary shares and 400,000,000 Class C ordinary shares of par value US$0.00001.
On December 14, 2020, the Group consummated its FO on the NYSE, where 110,400,000 Class A ordianry shares were newly issued with the total net proceeds of RMB15,980,227 (US$2,444,930).
As of December 31, 2020, 971,341,066 Class A ordinary shares had been issued, 928,296,786 Class A ordinary shares outstanding, 429,846,136 Class B ordinary shares and 178,618,464 Class C ordinary shares had been issued and outstanding.